Document and Entity Information	Sep. 27, 2023
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 27, 2023
Entity Registrant Name	Pennsylvania Real Estate Investment Trust
Entity Incorporation State Country Code	PA
Entity File Number	001-6300
Entity Tax Identification Number	23-6216339
Entity Address Address Line 1	One Commerce Square
Entity Address Address Line 2	2005 Market Street
Entity Address Address Line 3	Suite 1000
Entity Address City Or Town	Philadelphia
Entity Address State Or Province	PA
Entity Address Postal Zip Code	19103
City Area Code	215
Local Phone Number	875-0700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000077281
Series B Preferred Stock [Member]
Document And Entity Information [Line Items]
Trading Symbol	PRETL
Security Exchange Name	NONE
Security 12b Title	Series B Preferred Shares, par value $0.01 per share
Series C Preferred Stock [Member]
Document And Entity Information [Line Items]
Trading Symbol	PRETM
Security Exchange Name	NONE
Security 12b Title	Series C Preferred Shares, par value $0.01 per share
Shares Of Beneficial Interest Par Value 1.00 Per Share [Member]
Document And Entity Information [Line Items]
Trading Symbol	PRET
Security Exchange Name	NONE
Security 12b Title	Shares of Beneficial Interest, par value $1.00 per share
Series D Preferred Stock [Member]
Document And Entity Information [Line Items]
Trading Symbol	PRETN
Security Exchange Name	NONE
Security 12b Title	Series D Preferred Shares, par value $0.01 per share